EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Summary of computation of basic and diluted earnings per share

	Three Months Ended March 31,
	2021	2020
Numerator:
Net Income	$12,416	$7,251

Denominator:
Weighted Average Common Shares Outstanding—Basic	48,496,077	46,805,951
Dilutive effect of Stock Options and Warrants (1)	4,012,109	1,419,652
Weighted Average Common Shares Outstanding—Diluted	52,508,186	48,225,603

Basic earnings per share	$0.26	$0.16
Diluted earnings per share	$0.24	$0.15
(1)

There were 3,557,432 and 3,646,690 performance-based stock options outstanding at March 31, 2021 and 2020, respectively. As a result of the Company’s initial public offering, 75 percent of these options are expected to meet the performance conditions and are included in dilutive options at March 31, 2021. At March 31, 2020, these options were excluded from the calculation of diluted EPS since the performance conditions were not considered likely to be met.

5. EARNINGS PER SHARE (continued)

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Numerator:
Net income / (Loss)	$(3,904)	$46,072	$(367)	$25,910
Denominator:
Weighted Average Common Shares Outstanding—Basic	46,806,042	46,773,038	46,700,990	100,000,000
Dilutive effects of Warrants	—	—	—	—
Dilutive effect of Stock Options and Warrants(1)	—	1,136,375	—	—
Weighted Average Common Shares Outstanding—Diluted	46,806,042	47,909,413	46,700,990	100,000,000
Basic earnings / (loss) per share	$(0.08)	$0.99	$(0.01)	$0.26
Diluted earnings / (loss) per share	$(0.08)	$0.96	$(0.01)	$0.26
(1)

There were 3,577,252,  3,502,925 and 3,583,923 performance-based stock options outstanding as of December 31, 2020, 2019 and 2018, respectively, that were excluded from the calculation of diluted EPS. Additionally, in loss periods, the inclusion of unvested options would have an anti-dilutive effect.